UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

Diversified Small-Cap Growth Fund	September 30, 2015

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 98.0%		
CONSUMER DISCRETIONARY 19.8%		
Auto Components 0.6%		
Gentherm (1)	116,000	5,211
Tenneco (1)	125,800	5,632
		10,843
Distributors 0.7%		
Pool	154,300	11,156
		11,156
Diversified Consumer Services 1.1%		
Capella Education	76,600	3,793
ServiceMaster Global Holdings (1)	316,700	10,626
Sotheby's (2)	111,571	3,568
		17,987
Hotels, Restaurants & Leisure 6.4%		
Brinker	206,000	10,850
Buffalo Wild Wings (1)	40,000	7,737
Choice Hotels International	141,000	6,719
Denny's (1)	762,719	8,413
Diamond Resorts International (1)	291,800	6,825
Domino's Pizza	154,700	16,694
Jack in the Box	120,000	9,245
Marriott Vacations Worldwide	150,400	10,248
Red Robin Gourmet Burgers (1)	53,300	4,037
Six Flags Entertainment	164,600	7,535
The Cheesecake Factory	65,900	3,556
Vail Resorts	150,800	15,786
		107,645

Household Durables 0.8%		
Helen of Troy Limited (1)	140,800	12,573
		12,573
Internet & Catalog Retail 1.9%		
HSN	194,500	11,133
Liberty TripAdvisor Holdings, Class A (1)	271,500	6,019
Liberty Ventures, Series A (1)	263,900	10,649
Shutterfly (1)	96,400	3,446
		31,247
Leisure Products 0.7%		
Brunswick	161,400	7,730
Polaris Industries (2)	35,400	4,243
		11,973
Media 1.7%		
Cable One (1)	11,500	4,823
Eros International (1)	103,300	2,809
John Wiley & Sons	16,100	806
Live Nation Entertainment (1)	451,800	10,861
Starz (1)	269,050	10,046
		29,345
Multiline Retail 1.2%		
Big Lots	161,000	7,715
Burlington Stores (1)	256,400	13,087
		20,802
Specialty Retail 2.6%		
Aaron's	63,959	2,309
Ascena Retail Group (1)	131,300	1,826
Buckle (2)	51,300	1,896
Chico's	145,400	2,287
Children's Place	38,600	2,226
DSW, Class A	151,900	3,845

Monro Muffler Brake	181,830	12,283
Murphy USA (1)	176,500	9,699
Sally Beauty Supply (1)	221,000	5,249
TSC	29,800	2,513
		44,133
Textiles, Apparel & Luxury Goods 2.1%		
Carters	135,400	12,273
Deckers Outdoor (1)	49,000	2,845
Fossil (1)(2)	17,575	982
G-III Apparel (1)	110,400	6,807
Hanesbrands	59,800	1,730
Iconix Brand Group (1)(2)	107,000	1,447
Steven Madden (1)	252,900	9,261
		35,345
Total Consumer Discretionary		333,049
CONSUMER STAPLES 3.8%		
Beverages 0.6%		
Boston Beer, Class A (1)	46,700	9,835
		9,835
Food & Staples Retailing 1.3%		
Casey's General Stores	139,400	14,347
Rite Aid (1)	1,188,000	7,211
		21,558
Food Products 1.4%		
J & J Snack Foods	129,981	14,774
TreeHouse Foods (1)	107,300	8,347
		23,121
Household Products 0.4%		
Spectrum Brands Holdings	71,300	6,525
		6,525

Personal Products 0.1%		
Nu Skin Enterprises, Class A	62,500	2,580
		2,580
Total Consumer Staples		63,619
ENERGY 3.0%		
Energy Equipment & Services 0.7%		
Atwood Oceanics (2)	47,200	699
Core Laboratories (2)	20,700	2,066
Dril-Quip (1)	76,600	4,460
Oceaneering International	76,500	3,005
Oil States International (1)	65,000	1,698
Tesco	113,800	812
		12,740
Oil, Gas & Consumable Fuels 2.3%		
Carrizo Oil & Gas (1)	153,100	4,676
Clayton Williams Energy (1)(2)	21,500	834
Contango Oil & Gas (1)	24,554	187
Diamondback Energy (1)	106,800	6,899
Gran Tierra Energy (1)	248,200	529
Matador Resources (1)(2)	198,400	4,115
PDC Energy (1)	51,400	2,725
SemGroup	110,300	4,769
SM Energy (2)	96,700	3,098
Targa Resources	68,000	3,503
World Fuel Services	201,500	7,214
		38,549
Total Energy		51,289
FINANCIALS 8.8%		
Banks 1.3%		
Signature Bank (1)	80,600	11,087

SVB Financial Group (1)	61,500	7,106
Texas Capital Bancshares (1)	58,900	3,088
		21,281
Capital Markets 1.3%		
Affiliated Managers Group (1)	17,700	3,027
E*TRADE Financial (1)	325,427	8,569
Financial Engines (2)	116,600	3,436
Virtus Investment Partners	12,100	1,216
Waddell & Reed Financial, Class A	174,900	6,081
		22,329
Consumer Finance 0.4%		
Pra (1)(2)	138,500	7,329
		7,329
Diversified Financial Services 2.0%		
CBOE Holdings	185,400	12,437
MarketAxess Holdings	129,600	12,037
MSCI, Class A	135,248	8,042
Newstar Financial (1)	37,500	307
		32,823
Insurance 0.5%		
AmTrust Financial Services (2)	123,753	7,794
		7,794
Real Estate Investment Trusts 1.5%		
CyrusOne, REIT	139,500	4,556
Equity LifeStyle Properties, REIT	184,300	10,794
FelCor Lodging Trust, REIT	665,500	4,705
Strategic Hotels & Resorts, REIT (1)	433,700	5,981
		26,036
Real Estate Management & Development 1.0%		
Forest City Enterprises, Class A (1)	324,900	6,540
Jones Lang LaSalle	38,000	5,463

Kennedy-Wilson Holdings	236,200	5,237
		17,240
Thrifts & Mortgage Finance 0.8%		
MGIC Investment (1)	662,000	6,130
Radian	427,100	6,795
		12,925
Total Financials		147,757
HEALTH CARE 20.8%		
Biotechnology 7.5%		
ACADIA Pharmaceuticals (1)	128,500	4,249
Acceleron Pharma (1)	54,200	1,349
Acorda Therapeutics (1)	53,600	1,421
Agios Pharmaceuticals (1)(2)	31,000	2,188
Alkermes (1)	107,800	6,325
Alnylam Pharmaceuticals (1)	54,100	4,347
AMAG Pharmaceuticals (1)(2)	82,100	3,262
Anacor Pharmaceuticals (1)	62,900	7,404
BioCryst Pharmaceuticals (1)	42,000	479
BioMarin Pharmaceutical (1)	44,800	4,718
Bluebird Bio (1)	42,700	3,653
Cepheid (1)	132,230	5,977
Clovis Oncology (1)	29,400	2,704
Dyax (1)	223,600	4,268
Exelixis (1)(2)	431,700	2,422
Incyte (1)	115,288	12,720
Insmed (1)	206,900	3,842
Insys Therapeutics (1)(2)	75,300	2,143
Intercept Pharmaceuticals (1)(2)	9,000	1,493
Isis Pharmaceuticals (1)(2)	98,000	3,961
Ligand Pharmaceuticals, Class B (1)(2)	61,200	5,242
Medivation (1)	39,400	1,674
Neurocrine Biosciences (1)	196,300	7,811

Novavax (1)	515,100	3,642
Ophthotech (1)	42,100	1,706
OPKO Health (1)(2)	373,300	3,139
Prothena (1)	59,400	2,693
Puma Biotechnology (1)	36,500	2,751
Regulus Therapeutics (1)(2)	57,300	375
Repligen (1)	77,400	2,156
Seattle Genetics (1)	77,700	2,996
TESARO (1)	51,800	2,077
Ultragenyx Pharmaceutical (1)	43,100	4,151
United Therapeutics (1)	48,100	6,313
		125,651
Health Care Equipment & Supplies 5.2%		
Abaxis	71,600	3,150
Align Technology (1)	177,900	10,098
Cooper Companies	35,600	5,299
Dexcom (1)	157,200	13,497
Halyard Health (1)	118,100	3,359
HeartWare International (1)(2)	12,000	628
ICU Medical (1)	57,600	6,307
IDEXX Laboratories (1)	86,900	6,452
Inogen (1)	74,900	3,636
Masimo (1)	135,300	5,217
Natus Medical (1)	135,200	5,334
Sirona Dental Systems (1)	112,200	10,473
Thoratec (1)	83,900	5,308
West Pharmaceutical Services	162,200	8,778
		87,536
Health Care Providers & Services 3.7%		
Air Methods (1)	73,700	2,513
Centene (1)	164,600	8,926
Chemed (2)	54,200	7,234
CorVel (1)	87,766	2,835

Health Net (1)	117,100	7,052
HealthSouth	160,600	6,162
MEDNAX (1)	83,600	6,420
Team Health Holdings (1)	180,000	9,725
U.S. Physical Therapy	109,900	4,933
WellCare Health Plans (1)	71,800	6,188
		61,988
Health Care Technology 0.4%		
athenahealth (1)(2)	14,900	1,987
Omnicell (1)	138,100	4,295
		6,282
Life Sciences Tools & Services 2.1%		
Affymetrix (1)	364,100	3,109
Bio-Rad Laboratories, Class A (1)	52,900	7,105
Bruker (1)	156,000	2,563
Cambrex (1)	156,700	6,218
Mettler-Toledo International (1)	8,300	2,363
Parexel International (1)	134,400	8,322
VWR (1)	233,700	6,004
		35,684
Pharmaceuticals 1.9%		
Akorn (1)	144,200	4,110
Jazz Pharmaceuticals (1)	13,900	1,846
Mallinckrodt (1)	19,180	1,226
Medicines Company (1)	107,700	4,088
Nektar Therapeutics (1)(2)	151,800	1,664
Pacira Pharmaceuticals (1)(2)	42,400	1,743
Phibro Animal Health, Class A	162,800	5,149
Prestige Brands (1)	231,300	10,446
Theravance (2)	101,000	725
Theravance Biopharma (1)(2)	27,529	303

ZS Pharma (1)(2)	23,200	1,523
		32,823
Total Health Care		349,964

INDUSTRIALS & BUSINESS SERVICES 14.7%

Aerospace & Defense 2.0%		
Aerojet Rocketdyne Holdings (1)	230,600	3,731
Esterline Technologies (1)	38,100	2,739
HEICO, Class A	173,226	7,866
Hexcel	163,500	7,335
Teledyne Technologies (1)	129,500	11,694
		33,365
Airlines 0.6%		
Allegiant Travel	24,100	5,212
Spirit Airlines (1)	99,800	4,720
		9,932
Building Products 0.9%		
AAON	186,200	3,608
Lennox International	101,200	11,469
		15,077
Commercial Services & Supplies 2.1%		
Clean Harbors (1)	97,900	4,305
Healthcare Services	174,200	5,870
Rollins	358,675	9,638
Team (1)	70,700	2,271
US Ecology	137,700	6,011
Waste Connections	117,975	5,731
West	79,400	1,778
		35,604
Electrical Equipment 0.9%		
Acuity Brands	57,400	10,078

AZZ	47,700	2,323
Generac Holdings (1)(2)	91,900	2,765
		15,166
Machinery 4.6%		
Actuant, Class A	76,700	1,411
Chart Industries (1)	39,900	766
Graco	111,400	7,467
Hyster-Yale Materials Handling	33,100	1,914
IDEX	65,000	4,635
John Bean Technologies	199,300	7,623
Lincoln Electric Holdings	74,800	3,922
Middleby (1)	132,100	13,896
Nordson	85,800	5,400
Standex International	33,800	2,547
Sun Hydraulics	68,900	1,893
Toro	177,600	12,528
Valmont Industries	32,600	3,093
Wabtec	97,100	8,550
Woodward	66,400	2,702
		78,347
Marine 0.3%		
Kirby (1)	87,100	5,396
		5,396
Professional Services 1.4%		
Dun & Bradstreet	65,500	6,877
Exponent	159,308	7,099
Huron Consulting Group (1)	115,217	7,205
Trinet (1)	116,900	1,964
		23,145
Road & Rail 1.7%		
AMERCO	23,800	9,365
Avis Budget Group (1)	113,900	4,975

Landstar System	69,500	4,411
Old Dominion Freight Line (1)	156,500	9,546
		28,297
Trading Companies & Distributors 0.2%		
Beacon Roofing Supply (1)	86,800	2,820
		2,820
Total Industrials & Business Services		247,149
INFORMATION TECHNOLOGY 23.6%		
Communications Equipment 1.3%		
Arris (1)	216,300	5,617
Echostar (1)	86,800	3,735
Lumentum Holdings (1)	11,740	199
NetScout Systems (1)	129,900	4,595
Plantronics	102,900	5,233
Polycom (1)	171,084	1,793
Ubiquiti Networks (2)	11,600	393
		21,565
Electronic Equipment, Instruments & Components 1.7%		
Anixter International (1)	82,200	4,750
Cognex	189,800	6,523
Coherent (1)	79,200	4,332
FEI	101,800	7,435
OSI Systems (1)	77,400	5,957
		28,997
Internet Software & Services 2.6%		
Comscore (1)	148,400	6,848
CoStar Group (1)	41,500	7,182
Envestnet (1)	138,600	4,154
j2 Global	84,400	5,980
LogMeIn (1)	70,600	4,812
MercadoLibre (2)	34,500	3,141

Stamps.com (1)	66,500	4,922
WebMD Health (1)	160,512	6,395
		43,434
IT Services 6.7%		
Blackhawk Network Holdings (1)	141,300	5,990
Broadridge Financial Solutions	207,700	11,496
Cardtronics (1)	187,594	6,135
CoreLogic (1)	254,900	9,490
DST Systems	79,400	8,348
Euronet Worldwide (1)	152,000	11,262
Gartner (1)	116,100	9,744
Heartland Payment Systems	144,855	9,127
Jack Henry & Associates	84,400	5,875
Maximus	315,200	18,773
Perficient (1)	84,600	1,306
Unisys (1)	55,040	655
VeriFone Systems (1)	96,800	2,684
WEX (1)	138,300	12,010
		112,895
Semiconductor & Semiconductor Equipment 2.5%		
Amkor Technology (1)	61,100	274
Atmel	530,100	4,278
Cabot Microelectronics (1)	57,500	2,228
Cavium (1)	110,400	6,775
Diodes (1)	105,100	2,246
Microsemi (1)	257,300	8,445
Semtech (1)	94,400	1,426
Silicon Laboratories (1)	39,700	1,649
Synaptics (1)	128,500	10,596
Teradyne	199,800	3,598
		41,515
Software 8.8%		
ACI Worldwide (1)	301,800	6,374

Aspen Technology (1)	211,400	8,014
Blackbaud	105,600	5,926
Commvault Systems (1)	60,000	2,038
Computer Modelling (CAD)	286,100	2,429
Descartes Systems (1)	198,500	3,512
FactSet Research Systems	55,300	8,838
Fair Isaac	96,400	8,146
Fortinet (1)	283,400	12,039
Manhattan Associates (1)	235,400	14,665
Monotype Imaging Holdings	123,115	2,686
Pegasystems	201,800	4,966
Proofpoint (1)	115,400	6,961
PTC (1)	228,700	7,259
SolarWinds (1)	140,000	5,494
SS&C Technologies Holdings	233,400	16,347
Tyler Technologies (1)	135,000	20,157
Ultimate Software Group (1)	67,400	12,065
		147,916
Technology Hardware, Storage & Peripherals 0.0%		
Stratasys (1)(2)	14,700	389
		389
Total Information Technology		396,711
MATERIALS 3.5%		
Chemicals 1.7%		
Minerals Technologies	56,900	2,741
NewMarket	26,700	9,532
PolyOne	293,300	8,605
Stepan	56,638	2,357
W. R. Grace (1)	54,100	5,034
		28,269

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Diversified Small-Cap Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 30, 1997. The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2015:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2015.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2015, the value of loaned securities was $32,220,000; the value of cash collateral and related investments was $32,555,000.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2015, the cost of investments for federal income tax purposes was $1,572,611,000. Net unrealized gain aggregated $147,589,000 at period-end, of which $249,288,000 related to appreciated investments and $101,699,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 24, 2015